Cash Flow Detail - Investing Activities, Proceeds and Payments on Companies (Details) € in Millions, R$ in Millions			12 Months Ended
	Oct. 01, 2024 EUR (€)	Oct. 01, 2024 BRL (R$)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed			€ 220	€ 1,004	€ (115)
Payments on investments in companies, net of cash and cash equivalents acquired			(189)	(252)	(1,628)
Oi mobile assets acquisition (Note 2)
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired			0	(3)	(986)
Incremental acquisition (Note 5)
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired			0	0	(178)
BE-terna acquisition (Note 5)
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired			0	(5)	(328)
IPNET acquisition (Note 5)
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	€ (10)	R$ (60)	(10)	0	0
Capital increase of UGG TopCo (Note 10)
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired			(91)	(73)	(50)
Capital increase of InfraCo Chile (Note 10)
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired			(6)	(46)	0
Loan to InfraCo Chile (Note 12)
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired			0	(46)	0
Loan to InfraCo Chile (Note 12)
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired			(38)	(33)	0
Others
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired			(44)	(46)	(86)
Tax associated with the sale of the tower division of Telxius
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed			0	876	0
Constitution of VMO2
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed			0	0	(256)
Sale of Telecommunications towers divisions of Telxius
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed			48	90	2
Tax associated with the sale of InfraCo
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed			0	0	(124)
Sale of Telefónica Móviles El Salvador
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed			0	0	116
Sale of fiber assets of Colombia Telecomunicaciones
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed			8	0	55
Deferred collection sale of T. Ireland
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed			0	0	35
Sale of China Unicom shares (Note 12)
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed			147	0	0
Others
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed			€ 17	€ 38	€ 57